COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 222,700,000
Lease commitments:
Lease expense	38,633	$ 37,756	$ 31,076
2019	$ 11,279